Concentrations	9 Months Ended
Sep. 30, 2025
Risks and Uncertainties [Abstract]
Concentrations
13.	Concentrations:

Major customers

During the quarter ended September 30, 2025 and 2024, the Company sold Ad tech revenue; sold subscriptions on its site Rooplay; and premium purchases of Rooplay Originals. During the quarter ended September 30, 2025, the Company had revenues of $931,611, and $535,772, from two customers (September 30, 2024 - two customers for $1,149,471, and $936,816) which was more than 10% of the total revenue. The Company utilizes certain advertising agencies for the Ad tech revenue.